Derivative Financial Instruments - Open Commodity Derivative Instruments (Details) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
2-1-1 Crack spreads
Derivative [Line Items]
Number of barrels	0	7
Distillate Crack spreads
Derivative [Line Items]
Number of barrels	0	4
Gasoline Crack spreads
Derivative [Line Items]
Number of barrels	0	4
Canadian crude oil
Derivative [Line Items]
Number of barrels	2	6